CHANGE OF PRESENTATION CURRENCY	12 Months Ended
Dec. 31, 2020
CHANGE OF PRESENTATION CURRENCY
CHANGE OF PRESENTATION CURRENCY

3.CHANGE OF PRESENTATION CURRENCY

As a result of the continued advancement of the Camino Rojo Project, the Company changed its presentation currency from Canadian dollars to United States dollars effective January 1, 2020.  The change in the financial statement presentation currency is an accounting policy change and has been accounted for retrospectively.  The balance sheets for each period presented have been translated from the related subsidiary’s functional currency to the new US dollar presentation currency at the rate of exchange prevailing at the respective balance sheet date except for equity items, which have been translated at accumulated historical rates from the related subsidiary’s date of incorporation. The statements of loss and comprehensive loss were translated at the average exchange rates for the reporting period, or at the exchange rate prevailing at the date of transactions.  Exchange differences arising in 2018 on translation from the related subsidiary’s functional currency to the United States dollar presentation currency have been recognized in other comprehensive income and accumulated as a separate component of equity.

In prior reporting periods, the translation of the Company’s subsidiaries that had a United States dollar or Mexican peso functional currency into the Company’s presentation currency of the Canadian dollar gave rise to a translation adjustment which was recorded as an adjustment to accumulated other comprehensive income (“AOCI”), a separate component of shareholders’ equity.  With the retrospective application of the change in presentation currency from the Canadian dollar to the US dollar, the AOCI related to the translation of US dollar functional currency subsidiaries was eliminated.  However, with the retrospective application of the change in presentation currency to the US dollar, the Company’s corporate office, which has a Canadian dollar functional currency, resulted in an AOCI balance.  The AOCI balance generated by the Mexican peso entities has been adjusted since it now reflects the translation into the new US dollar presentation currency.

(a)	Restatement of previously reported financial information due to change in presentation currency

For comparative purposes, the consolidated balance sheets as at December 31, 2019 and January 1, 2019 include adjustments to reflect the change in the presentation currency to the US dollar, which is a change in accounting policy. The balance sheet as at January 1, 2019 has been derived from the balance sheet at December 31, 2018 (not presented herein). The exchange rates used to translate the amounts previously reported into US dollars at December 31, 2019 were 1.2988 CAD/USD and 18.94 MXN/USD, and at January 1, 2019 were 1.3642 CAD/USD and 19.65 MXN/USD.  Refer to note 25(a) for the effects of the translation.

For comparative purposes, the consolidated statement of loss and comprehensive loss for the year ended December 31, 2019 includes adjustments to reflect the change in the presentation currency to the US dollar, which is a change in accounting policy.  The exchange rates used to translate the amounts previously reported into US dollars for the year ended December 31, 2019 were 1.3199 CAD/USD and 19.2505 MXN/USD, which were the average exchange rates for the period.  Refer to note 25(b) for the effects of the translation.

(b)	Foreign currencies
(i)	Functional currency

The functional currencies of the Company and its subsidiaries, all of which are wholly owned, are as follows:

Orla Mining Ltd.	Canadian dollars
CR Acquisitions Ltd.	Canadian dollars
Orla Mining (Canada) Ltd.	Canadian dollars
Minerometalúrgica San Miguel S de RL de CV	Mexican pesos
Minera Camino Rojo SA de CV	Mexican pesos
Minera Cerro Quema SA	United States dollars
Aurum Exploration Inc.	United States dollars
Monitor Gold Corporation	United States dollars

(ii)	Foreign currency transactions

Transactions in foreign currencies are translated into the respective functional currencies of each company at the exchange rates in effect on the dates of the transactions.

Monetary assets and liabilities denominated in foreign currencies are translated into the functional currency at the exchange rate at the reporting date.  Non-monetary assets and liabilities that are measured at fair value in a foreign currency are translated into the functional currency at the exchange rate when the fair value was determined.  Non-monetary items that are measured at historical cost in a foreign currency are translated at the exchange rate in effect at the date of the transaction.  Foreign currency differences are generally recognized in profit or loss.

(iii)	Translation of foreign operations

The assets and liabilities of foreign operations are translated into United States dollars at the official Bank of Canada exchange rates in effect on the reporting date.  The results of operations of foreign operations are translated into United States dollars at the average exchange rates in effect during the reporting period.  We recognize the foreign currency differences arising from translation in other comprehensive income within the translation reserve.

When we dispose of a foreign operation in its entirety, or partially such that we have lost control, we reclassify the cumulative amount in the translation reserve related to that foreign operation to profit or loss as part of the gain or loss on disposal.